Shareholder Report, Line Graph (Details) - USD ($)							5 Months Ended	8 Months Ended	11 Months Ended		12 Months Ended		17 Months Ended	20 Months Ended	23 Months Ended		24 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended		36 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended		48 Months Ended	53 Months Ended	56 Months Ended	59 Months Ended		60 Months Ended	65 Months Ended	68 Months Ended	71 Months Ended		72 Months Ended	77 Months Ended	80 Months Ended	83 Months Ended		84 Months Ended	89 Months Ended	92 Months Ended	95 Months Ended		96 Months Ended	101 Months Ended	107 Months Ended		108 Months Ended	113 Months Ended	119 Months Ended	120 Months Ended
		Jan. 31, 2018	Oct. 17, 2016	Apr. 22, 2016	Oct. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000078064
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Fund, Class F Shares
Accumulated Value						$ 100,000						$ 110,149					$ 129,841					$ 151,658					$ 153,438					$ 165,203					$ 214,657					$ 177,628					$ 209,936				$ 277,802			$ 322,740
C000147400
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Fund, Class Y Shares
Accumulated Value						100,000						110,499					130,561					152,862					155,061					167,253					217,977					180,740					214,335				284,237			330,988
C000018198
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Value Fund, Class F Shares
Accumulated Value						100,000						110,155					130,122					145,135					143,815					129,496					178,970					160,536					183,056				228,991			255,967
C000018197
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Value Fund, Class I Shares
Accumulated Value						100,000						109,931					129,543					144,185					142,548					128,045					176,611					158,036					179,822				224,439			250,361
C000147390
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Value Fund, Class Y Shares
Accumulated Value					$ 100,000					$ 102,880						$ 121,775					$ 136,164					$ 135,324					$ 122,114					$ 169,184					$ 152,156					$ 173,945				$ 218,062			$ 244,447
C000018193
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Growth Fund, Class F Shares
Accumulated Value						100,000						109,773					128,316					160,061					163,949					219,809					276,510					210,397					264,855				377,970			466,695
C000018192
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Growth Fund, Class I Shares
Accumulated Value						100,000						109,544					127,758					158,962					162,496					217,331					272,820					207,129					260,181				370,477			456,387
C000147387
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Growth Fund, Class Y Shares
Accumulated Value					100,000					101,579						119,020					148,821					152,837					205,399					259,002					197,547					249,337				356,692			441,508
C000198269
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap Index Fund, Class F Shares
Accumulated Value		$ 100,000						$ 104,469						$ 108,239					$ 125,201					$ 163,559					$ 135,139					$ 163,388					$ 221,065					$ 259,427
C000018201
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed Large Cap Fund, Class F Shares
Accumulated Value						100,000						109,424					128,230					150,013					152,141					164,066					216,302					184,471					218,493				281,356			317,334
C000147392
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed Large Cap Fund, Class Y Shares
Accumulated Value						100,000						109,748					128,975					151,185					153,712					166,180					219,664					187,842					222,955				287,874			325,484
C000051280
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index Fund, Class F Shares
Accumulated Value						100,000						114,926					135,755					159,559					166,053					190,658					247,339					208,551					252,990				344,004			403,413
C000051282
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index Fund, Class I Shares
Accumulated Value						100,000						114,670					135,158					158,315					164,104					187,680					242,494					203,635					246,050				333,247			389,210
C000078067
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Fund, Class F Shares
Accumulated Value						100,000						107,760					123,154					142,315					126,879					123,581					187,675					153,929					170,642				215,480			233,742
C000147401
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Fund, Class Y Shares
Accumulated Value						100,000						108,081					123,766					143,364					128,084					125,226					190,528					156,644					174,157				220,284			239,623
C000018195
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Value Fund, Class F Shares
Accumulated Value						100,000						111,603					129,029					137,812					124,556					104,593					166,755					139,095					158,541				195,571			211,460
C000018194
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Value Fund, Class I Shares
Accumulated Value						100,000						111,336					128,444					136,912					123,457					103,458					164,549					136,960					155,730				191,680			206,765
C000147388
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Value Fund, Class Y Shares
Accumulated Value					100,000					106,039						122,941					131,631					119,236					100,401					160,484					134,166					153,376				189,571			205,497
C000018191
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Growth Fund, Class F Shares
Accumulated Value						100,000						108,496					129,399					162,071					139,554					147,481					207,604					155,248					166,598				215,422			229,104
C000018190
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Growth Fund, Class I Shares
Accumulated Value						100,000						108,246					128,783					160,873					138,148					145,667					204,547					152,570					163,302				210,622			223,455
C000147386
Account Value [Line Items]
Line Graph and Table Measure Name											Small Cap Growth Fund, Class Y Shares
Accumulated Value					100,000					104,365						124,786					156,645					135,210					143,277					202,175					151,612					163,102				211,384			225,363
C000018202
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed Small/Mid Cap Fund, Class F Shares
Accumulated Value						100,000						108,553					126,908					146,433					134,326					126,974					183,504					148,713					163,901				208,788			223,358
C000147393
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed Small/Mid Cap Fund, Class Y Shares
Accumulated Value						100,000						108,791					127,441					147,443					135,469					128,431					185,979					150,993					166,832				212,965			228,298
C000018199
Account Value [Line Items]
Line Graph and Table Measure Name											Mid-Cap Fund, Class F Shares
Accumulated Value						100,000						114,102					134,086					152,068					147,351					143,119					199,640					168,348					188,155				241,871			263,759
C000030067
Account Value [Line Items]
Line Graph and Table Measure Name											Mid-Cap Fund, Class I Shares
Accumulated Value						100,000						113,843					133,557					151,068					146,125					141,558					197,034					165,745					184,806				237,132			257,984
C000147391
Account Value [Line Items]
Line Graph and Table Measure Name											Mid-Cap Fund, Class Y Shares
Accumulated Value					100,000					107,556						126,743					144,079					139,969					136,323					190,585					161,080					180,472				232,636			254,315
C000018203
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Managed Volatility Fund, Class F Shares
Accumulated Value						100,000						112,011					125,289					140,115					151,170					143,813					173,137					162,782					179,436				224,154			243,353
C000036885
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Managed Volatility Fund, Class I Shares
Accumulated Value						100,000						111,760					124,697					139,101					149,700					141,966					170,597					159,923					175,735				219,041			237,245
C000147394
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Managed Volatility Fund, Class Y Shares
Accumulated Value						100,000						112,281					125,902					141,148					152,660					145,611					175,729					165,658					182,953				229,152			249,407
C000030063
Account Value [Line Items]
Line Graph and Table Measure Name											Global Managed Volatility Fund, Class F Shares
Accumulated Value						100,000						113,078					125,699					135,907					142,365					136,204					155,823					141,510					158,823				194,199			213,630
C000036887
Account Value [Line Items]
Line Graph and Table Measure Name											Global Managed Volatility Fund, Class I Shares
Accumulated Value						100,000						112,973					125,171					135,027					141,040					134,673					153,536					139,157					155,949				190,038			208,564
C000147396
Account Value [Line Items]
Line Graph and Table Measure Name											Global Managed Volatility Fund, Class Y Shares
Accumulated Value						100,000						113,488					126,334					137,022					143,805					137,945					158,160					144,006					162,176				198,682			219,067
C000047774
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed Managed Volatility Fund, Class F Shares
Accumulated Value						100,000						112,239					126,645					142,171					152,346					150,012					181,155					176,670					196,072				253,479			271,529
C000147398
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed Managed Volatility Fund, Class Y Shares
Accumulated Value						100,000						112,424					127,176					143,203					153,835					151,781					183,833					179,642					199,873				259,053			278,200
C000171910
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed International Managed Volatility Fund, Class F Shares
Accumulated Value			$ 100,000						$ 115,647						$ 116,724					$ 113,504					$ 110,007					$ 124,565					$ 98,811					$ 119,406					$ 145,299				$ 168,717
C000171911
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Managed International Managed Volatility Fund, Class Y Shares
Accumulated Value			100,000						115,904						117,245					114,350					111,101					126,076					100,308					121,392					148,083				172,432
C000018189
Account Value [Line Items]
Line Graph and Table Measure Name											Real Estate Fund, Class F Shares
Accumulated Value						100,000						117,126					116,456					122,322					143,548					123,148					170,451					140,783					144,577				196,027			193,990
C000036883
Account Value [Line Items]
Line Graph and Table Measure Name											Real Estate Fund, Class I Shares
Accumulated Value						100,000						116,905					115,967					121,531					142,262					121,800					168,254					138,750					142,129				192,225			189,815
C000147385
Account Value [Line Items]
Line Graph and Table Measure Name											Real Estate Fund, Class Y Shares
Accumulated Value						100,000						117,492					117,061					123,271					145,026					124,665					173,049					143,319					147,537				200,493			199,035
C000018187
Account Value [Line Items]
Line Graph and Table Measure Name											Core Fixed Income Fund, Class F Shares
Accumulated Value						100,000						105,638					106,718					105,082					116,063					125,062					124,958					104,095					104,554				117,112			120,078
C000018186
Account Value [Line Items]
Line Graph and Table Measure Name											Core Fixed Income Fund, Class I Shares
Accumulated Value						100,000						105,408					106,249					104,480					115,045					123,777					123,399					102,437					102,768				114,866			117,394
C000147384
Account Value [Line Items]
Line Graph and Table Measure Name											Core Fixed Income Fund, Class Y Shares
Accumulated Value						100,000						105,903					107,250					105,965					117,320					126,681					126,889					105,873					106,722				119,826			123,039
C000018196
Account Value [Line Items]
Line Graph and Table Measure Name											High Yield Bond Fund, Class F Shares
Accumulated Value						100,000						110,442					121,210					125,921					131,272					130,841					154,186					134,166					146,615				167,492			179,787
C000036884
Account Value [Line Items]
Line Graph and Table Measure Name											High Yield Bond Fund, Class I Shares
Accumulated Value						100,000						109,951					120,563					124,914					129,648					129,047					151,912					131,946					143,960				164,051			175,558
C000147389
Account Value [Line Items]
Line Graph and Table Measure Name											High Yield Bond Fund, Class Y Shares
Accumulated Value						100,000						110,719					121,651					126,850					132,567					132,455					156,475					136,497					149,530				171,242			184,263
C000167937
Account Value [Line Items]
Line Graph and Table Measure Name											Conservative Income Fund, Class F Shares
Accumulated Value				$ 100,000			$ 100,160						$ 100,996					$ 102,611					$ 104,989					$ 105,995					$ 106,005					$ 106,697					$ 111,615					$ 117,724				$ 122,792
C000167938
Account Value [Line Items]
Line Graph and Table Measure Name											Conservative Income Fund, Class Y Shares
Accumulated Value				100,000			100,203						101,147					102,867					105,357					106,469					106,586					107,329					112,457					118,732				123,967
C000167939
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Free Conservative Income Fund, Class F Shares
Accumulated Value				100,000			100,116						100,631					101,626					103,019					103,683					103,693					103,990					107,027					110,612				113,468
C000167940
Account Value [Line Items]
Line Graph and Table Measure Name											Tax-Free Conservative Income Fund, Class Y Shares
Accumulated Value				100,000			100,159						100,761					101,861					103,360					104,119					104,234					104,694					107,751					111,583				114,579
C000036881
Account Value [Line Items]
Line Graph and Table Measure Name											Real Return Fund, Class F Shares
Accumulated Value						100,000						102,321					102,349					102,593					105,813					111,078					116,922					111,635					114,362				123,020			129,399
C000147397
Account Value [Line Items]
Line Graph and Table Measure Name											Real Return Fund, Class Y Shares
Accumulated Value						100,000						102,520					102,629					102,926					106,331					111,657					117,764					112,586					115,329				124,138			130,809
C000158774
Account Value [Line Items]
Line Graph and Table Measure Name											Dynamic Asset Allocation Fund, Class F Shares
Accumulated Value						100,000						112,391					134,811					149,570					152,766					175,791					233,309					201,665					237,246				312,075			375,797
C000158775
Account Value [Line Items]
Line Graph and Table Measure Name											Dynamic Asset Allocation Fund, Class Y Shares
Accumulated Value						100,000						112,674					135,397					150,639					154,298					177,923					236,726					204,918					241,691				318,844			384,788
C000085250
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Strategy Alternative Fund, Class F Shares
Accumulated Value						100,000						103,404					108,186					110,468					110,275					115,675					125,591					116,498					122,791				136,188			146,616
C000147402
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Strategy Alternative Fund, Class Y Shares
Accumulated Value						100,000						103,765					108,848					111,417					111,409					117,158					127,629					118,575					125,313				139,501			150,463
C000109624
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Accumulation Fund, Class F Shares
Accumulated Value						100,000						111,360					116,186					119,593					133,877					135,897					154,562					122,434					125,603				146,564			152,940
C000147403
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Accumulation Fund, Class Y Shares
Accumulated Value						100,000						111,656					116,739					120,388					135,028					137,383					156,554					124,351					127,741				149,595			156,286
C000109625
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Income Fund, Class F Shares
Accumulated Value						100,000						107,384					114,791					116,583					126,251					128,596					140,905					118,045					127,651				148,784			158,842
C000147404
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Income Fund, Class Y Shares
Accumulated Value						100,000						107,486					115,014					116,927					126,738					129,222					141,736					118,860					128,662				150,113			160,270
C000109626
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Inflation Managed Fund, Class F Shares
Accumulated Value						100,000						101,055					98,967					99,999					99,381					95,991					110,114					115,728					117,413				124,664			130,175
C000147405
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Inflation Managed Fund, Class Y Shares
Accumulated Value						100,000						101,298					99,373					100,655					100,299					97,121					111,676					117,659					119,716				127,461			133,304
C000109627
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Capital Stability Fund, Class F Shares
Accumulated Value						100,000						101,473					103,283					105,086					109,228					112,011					115,677					110,770					115,416				127,059			132,371
C000147406
Account Value [Line Items]
Line Graph and Table Measure Name											Multi-Asset Capital Stability Fund, Class Y Shares
Accumulated Value						100,000						101,571					103,477					105,385					109,645					112,543					116,443					111,521					116,315				128,286			133,664
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]										S&P 500 Index (USD) (TR)
Accumulated Value					100,000					106,451						126,261					148,874					155,207					178,720					232,345					196,396					238,852				325,678			382,990
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]										S&P 500 Index (USD) (TR)
Accumulated Value					100,000					106,451						126,261					148,874					155,207					178,720					232,345					196,396					238,852				325,678			382,990
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]										S&P 500 Index (USD) (TR)
Accumulated Value		100,000						104,576						109,025					125,541					163,210					137,958					167,780					228,771					269,030
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18]										S&P 500 Index (USD) (TR)
Accumulated Value					100,000					106,451						126,261					148,874					155,207					178,720					232,345					196,396					238,852				325,678			382,990
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]										S&P 500 Index (USD) (TR)
Accumulated Value					100,000					106,451						126,261					148,874					155,207					178,720					232,345					196,396					238,852				325,678			382,990
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[25]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[26]										S&P 500 Index (USD) (TR)
Accumulated Value					100,000					106,451						126,261					148,874					155,207					178,720					232,345					196,396					238,852				325,678			382,990
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[27]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[29]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[30],[31]										MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value						100,000						109,257					130,682					132,985					131,351					135,293					167,650					125,458					151,037				189,329			220,465
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[32],[33]										MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value						100,000						109,257					130,682					132,985					131,351					135,293					167,650					125,458					151,037				189,329			220,465
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[34],[35]										MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value						100,000						109,257					130,682					132,985					131,351					135,293					167,650					125,458					151,037				189,329			220,465
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[36]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[37]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[38],[39]										MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			100,000						121,355						123,493					121,976					125,637					155,684					116,504					140,257					175,816				204,730
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[40],[41]										MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			100,000						121,355						123,493					121,976					125,637					155,684					116,504					140,257					175,816				204,730
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[42]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[43]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[44]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[45]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[46]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[47]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[48]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[49]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[50]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[51]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value				100,000			102,698						102,773					101,523					111,976					119,797					118,725					101,391					102,045					113,850				117,133
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[52]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value				100,000			102,698						102,773					101,523					111,976					119,797					118,725					101,391					102,045					113,850				117,133
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[53]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value				100,000			102,698						102,773					101,523					111,976					119,797					118,725					101,391					102,045					113,850				117,133
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[54]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value				100,000			102,698						102,773					101,523					111,976					119,797					118,725					101,391					102,045					113,850				117,133
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[55]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[56]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[57]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[58]										S&P 500 Index (USD) (TR)
Accumulated Value						100,000						115,430					136,911					161,433					168,300					193,796					251,944					212,963					259,000				353,150			415,297
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[59]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[60]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[61],[62]										MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value						100,000						109,257					130,682					132,985					131,351					135,293					167,650					125,458					151,037				189,329			220,465
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[63],[64]										MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value						100,000						109,257					130,682					132,985					131,351					135,293					167,650					125,458					151,037				189,329			220,465
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[65]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[66]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[67]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[68]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[69]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[70]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value						100,000						105,192					105,269					103,989					114,695					122,706					121,608					103,854					104,523				116,615			119,978
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]										Russell 1000 Index (USD) (TR)
Accumulated Value						100,000						114,932					136,238					160,441					166,654					193,341					253,206					209,616					254,042				344,683			405,859
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]										Russell 1000 Index (USD) (TR)
Accumulated Value						100,000						114,932					136,238					160,441					166,654					193,341					253,206					209,616					254,042				344,683			405,859
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index (USD)
Accumulated Value						100,000						116,195					133,766					146,408					152,265					144,614					195,246					173,060					198,047				253,028			276,918
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index (USD)
Accumulated Value						100,000						116,195					133,766					146,408					152,265					144,614					195,246					173,060					198,047				253,028			276,918
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index (USD)
Accumulated Value					100,000					108,043						124,381					136,136					141,582					134,468					181,547					160,919					184,152				235,276			257,490
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]										Russell 1000 Growth Index (USD) (TR)
Accumulated Value						100,000						113,761					138,721					175,199					181,693					249,886					318,149					246,279					314,551				447,261			561,459
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]										Russell 1000 Growth Index (USD) (TR)
Accumulated Value						100,000						113,761					138,721					175,199					181,693					249,886					318,149					246,279					314,551				447,261			561,459
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]										Russell 1000 Growth Index (USD) (TR)
Accumulated Value					100,000					104,742						127,723					161,309					167,288					230,076					292,926					226,755					289,614				411,802			516,947
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]										Russell 1000 Index (USD) (TR)
Accumulated Value		$ 100,000						$ 104,737						$ 108,793					$ 126,214					$ 165,294					$ 136,839					$ 165,840					$ 225,011					$ 264,947
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]										Russell 1000 Index (USD) (TR)
Accumulated Value						100,000						114,932					136,238					160,441					166,654					193,341					253,206					209,616					254,042				344,683			405,859
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]										Russell 1000 Index (USD) (TR)
Accumulated Value						100,000						114,932					136,238					160,441					166,654					193,341					253,206					209,616					254,042				344,683			405,859
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]										Russell 2000 Index (USD) (TR)
Accumulated Value						100,000						115,468					139,418					160,662					146,381					146,952					217,015					166,021					180,847				229,245			253,907
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]										Russell 2000 Index (USD) (TR)
Accumulated Value						100,000						115,468					139,418					160,662					146,381					146,952					217,015					166,021					180,847				229,245			253,907
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index (USD)
Accumulated Value						100,000						118,809					143,222					156,582					143,672					122,293					200,469					165,013					177,954				224,006			241,669
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index (USD)
Accumulated Value						100,000						118,809					143,222					156,582					143,672					122,293					200,469					165,013					177,954				224,006			241,669
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index (USD)
Accumulated Value					100,000					112,509						135,628					148,280					136,054					115,809					189,840					156,264					168,519				212,129			228,855
Russell 2000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]										Russell 2000 Growth Index (USD) (TR)
Accumulated Value						100,000						112,124					135,648					164,222					148,401					171,722					228,845					161,858					177,383				226,443			257,143
Russell 2000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20]										Russell 2000 Growth Index (USD) (TR)
Accumulated Value						100,000						112,124					135,648					164,222					148,401					171,722					228,845					161,858					177,383				226,443			257,143
Russell 2000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]										Russell 2000 Growth Index (USD) (TR)
Accumulated Value					100,000					106,105						128,367					155,407					140,435					162,504					216,561					153,170					167,861				214,288			243,340
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Index (USD)
Accumulated Value						100,000						114,435					134,796					156,624					150,290					153,624					222,799					175,772					195,606				246,790			271,864
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Index (USD)
Accumulated Value						100,000						114,435					134,796					156,624					150,290					153,624					222,799					175,772					195,606				246,790			271,864
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index (USD)
Accumulated Value						100,000						114,249					131,756					150,176					154,959					162,014					223,753					180,359					204,610				264,618			294,011
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index (USD)
Accumulated Value						100,000						114,249					131,756					150,176					154,959					162,014					223,753					180,359					204,610				264,618			294,011
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index (USD)
Accumulated Value					$ 100,000					$ 107,580						$ 124,064					$ 141,409					$ 145,913					$ 152,556					$ 210,691					$ 169,830					$ 192,665				$ 249,171			$ 276,847
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[27]										Russell 3000 Index (USD) (TR)
Accumulated Value						100,000						114,964					136,470					160,461					165,143					189,916					250,453					206,305					248,517				335,979			394,470
MSCI USA Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[71]										MSCI USA Minimum Volatility (USD) (NR)
Accumulated Value						100,000						116,595					131,214					150,780					171,930					174,122					203,038					184,461					205,105				260,915			275,044
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28]										Russell 3000 Index (USD) (TR)
Accumulated Value						100,000						114,964					136,470					160,461					165,143					189,916					250,453					206,305					248,517				335,979			394,470
MSCI USA Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[72]										MSCI USA Minimum Volatility (USD) (NR)
Accumulated Value						100,000						116,595					131,214					150,780					171,930					174,122					203,038					184,461					205,105				260,915			275,044
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[29]										Russell 3000 Index (USD) (TR)
Accumulated Value						100,000						114,964					136,470					160,461					165,143					189,916					250,453					206,305					248,517				335,979			394,470
MSCI USA Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[73]										MSCI USA Minimum Volatility (USD) (NR)
Accumulated Value						100,000						116,595					131,214					150,780					171,930					174,122					203,038					184,461					205,105				260,915			275,044
MSCI World Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31]										MSCI World Index (USD) (NR)
Accumulated Value						100,000						111,358					131,586					146,373					149,049					164,560					211,988					170,369					207,771				275,144			322,601
MSCI World Minimum Volatility Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31]										MSCI World Minimum Volatility Index (USD) (NR)
Accumulated Value						100,000						116,680					127,521					140,716					155,988					156,033					176,271					154,570					171,126				210,567			224,874
MSCI World Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[33]										MSCI World Index (USD) (NR)
Accumulated Value						100,000						111,358					131,586					146,373					149,049					164,560					211,988					170,369					207,771				275,144			322,601
MSCI World Minimum Volatility Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[33]										MSCI World Minimum Volatility Index (USD) (NR)
Accumulated Value						100,000						116,680					127,521					140,716					155,988					156,033					176,271					154,570					171,126				210,567			224,874
MSCI World Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[35]										MSCI World Index (USD) (NR)
Accumulated Value						100,000						111,358					131,586					146,373					149,049					164,560					211,988					170,369					207,771				275,144			322,601
MSCI World Minimum Volatility Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[35]										MSCI World Minimum Volatility Index (USD) (NR)
Accumulated Value						100,000						116,680					127,521					140,716					155,988					156,033					176,271					154,570					171,126				210,567			224,874
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[36]										Russell 3000 Index (USD) (TR)
Accumulated Value						100,000						114,964					136,470					160,461					165,143					189,916					250,453					206,305					248,517				335,979			394,470
MSCI USA Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[74]										MSCI USA Minimum Volatility (USD) (NR)
Accumulated Value						100,000						116,595					131,214					150,780					171,930					174,122					203,038					184,461					205,105				260,915			275,044
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[37]										Russell 3000 Index (USD) (TR)
Accumulated Value						100,000						114,964					136,470					160,461					165,143					189,916					250,453					206,305					248,517				335,979			394,470
MSCI USA Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[75]										MSCI USA Minimum Volatility (USD) (NR)
Accumulated Value						100,000						116,595					131,214					150,780					171,930					174,122					203,038					184,461					205,105				260,915			275,044
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[39],[76]										MSCI EAFE Index (USD) (NR)
Accumulated Value			100,000						122,295						125,642					123,959					124,572					156,625					117,264					147,338					183,827				211,380
MSCI EAFE Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[39],[76]										MSCI EAFE Minimum Volatility (USD) (NR)
Accumulated Value			100,000						114,813						121,038					125,336					121,342					137,007					106,152					124,475					150,985				171,671
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[41],[77]										MSCI EAFE Index (USD) (NR)
Accumulated Value			100,000						122,295						125,642					123,959					124,572					156,625					117,264					147,338					183,827				211,380
MSCI EAFE Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[41],[77]										MSCI EAFE Minimum Volatility (USD) (NR)
Accumulated Value			$ 100,000						$ 114,813						$ 121,038					$ 125,336					$ 121,342					$ 137,007					$ 106,152					$ 124,475					$ 150,985				$ 171,671
Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Wilshire US Real Estate Securities Index (RESI) (USD)
Accumulated Value						100,000						118,449					119,398					124,300					147,014					120,920					166,976					137,658					143,275				191,352			191,752
Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Wilshire US Real Estate Securities Index (RESI) (USD)
Accumulated Value						100,000						118,449					119,398					124,300					147,014					120,920					166,976					137,658					143,275				191,352			191,752
Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Wilshire US Real Estate Securities Index (RESI) (USD)
Accumulated Value						100,000						118,449					119,398					124,300					147,014					120,920					166,976					137,658					143,275				191,352			191,752
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Constrained Index (USD)
Accumulated Value						100,000						112,824					123,038					126,661					134,639					137,630					153,401					131,826					145,265				168,028			180,171
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Constrained Index (USD)
Accumulated Value						100,000						112,824					123,038					126,661					134,639					137,630					153,401					131,826					145,265				168,028			180,171
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Constrained Index (USD)
Accumulated Value						100,000						112,824					123,038					126,661					134,639					137,630					153,401					131,826					145,265				168,028			180,171
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value				100,000			100,153						100,810					102,414					104,857					106,010					106,084					106,738					111,511					117,596				122,748
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value				100,000			100,153						100,810					102,414					104,857					106,010					106,084					106,738					111,511					117,596				122,748
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value				100,000			100,153						100,810					102,414					104,857					106,010					106,084					106,738					111,511					117,596				122,748
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value				$ 100,000			$ 100,153						$ 100,810					$ 102,414					$ 104,857					$ 106,010					$ 106,084					$ 106,738					$ 111,511					$ 117,596				$ 122,748
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year U.S. TIPS Index (USD)
Accumulated Value						100,000						102,879					103,298					104,056					107,882					113,665					120,325					115,408					118,687				128,095			135,375
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year U.S. TIPS Index (USD)
Accumulated Value						100,000						102,879					103,298					104,056					107,882					113,665					120,325					115,408					118,687				128,095			135,375
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value						100,000						100,274					100,931					102,538					104,983					106,138					106,212					106,867					111,646				117,738			122,895
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value						100,000						100,274					100,931					102,538					104,983					106,138					106,212					106,867					111,646				117,738			122,895
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[62]										60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Accumulated Value						100,000						109,300					120,982					130,791					139,824					150,681					175,894					151,971					172,565				211,921			236,507
MSCI World Index (Hedged) (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[62]										MSCI World Index (Hedged) (USD) (NR)
Accumulated Value						100,000						110,832					131,307					148,510					154,255					168,661					218,183					185,499					225,462				296,361			347,997
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[64]										60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Accumulated Value						100,000						109,300					120,982					130,791					139,824					150,681					175,894					151,971					172,565				211,921			236,507
MSCI World Index (Hedged) (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[64]										MSCI World Index (Hedged) (USD) (NR)
Accumulated Value						100,000						110,832					131,307					148,510					154,255					168,661					218,183					185,499					225,462				296,361			347,997
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[78],[79]										45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Accumulated Value						100,000						109,840					116,752					120,485					130,125					138,777					150,334					128,751					137,890				160,097			170,893
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[80],[81]										45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Accumulated Value						100,000						109,840					116,752					120,485					130,125					138,777					150,334					128,751					137,890				160,097			170,893
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Accumulated Value						100,000						103,422					105,261					108,205					110,149					114,393					131,405					128,917					133,948				146,245			157,349
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Accumulated Value						100,000						103,422					105,261					108,205					110,149					114,393					131,405					128,917					133,948				146,245			157,349
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Accumulated Value						100,000						102,011					103,547					104,631					109,551					114,376					116,278					109,848					113,915				123,629			129,559
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Accumulated Value						$ 100,000						$ 102,011					$ 103,547					$ 104,631					$ 109,551					$ 114,376					$ 116,278					$ 109,848					$ 113,915				$ 123,629			$ 129,559

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[27]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[28]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	ACWI – All Country World Index
[31]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[32]	ACWI – All Country World Index
[33]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[34]	ACWI – All Country World Index
[35]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[36]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[37]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[38]	ACWI – All Country World Index
[39]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[40]	ACWI – All Country World Index
[41]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[42]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[43]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[44]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[45]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[46]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[47]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[48]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[49]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[50]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[51]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[52]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[53]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[54]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[55]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[56]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[57]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[58]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[59]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[60]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[61]	ACWI – All Country World Index
[62]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[63]	ACWI – All Country World Index
[64]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[65]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[66]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[67]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[68]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[69]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[70]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[71]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[72]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[73]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[74]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[75]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[76]	EAFE – Europe, Australasia, and the Far East
[77]	EAFE – Europe, Australasia, and the Far East
[78]	ACWI – All Country World Index
[79]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[80]	ACWI – All Country World Index
[81]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).